Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 47	$ 51
Interest income, not classified as impaired loans	$ 310	$ 384